segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Operating revenues
Operating revenues (arising from contracts with customers)	$ 5,031	$ 4,900	$ 10,049	$ 9,766
Other income	51	74	90	140
Operating revenues and other income	5,082	4,974	10,139	9,906
EBITDA			3,423	3,314	$ (6,949)	$ 6,840	$ (6,536)
Restructuring and other costs included in EBITDA	133	121	230	339	$ 384	$ 493
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	3,793	3,789	7,631	7,553
Other income	50	30	89	57
Total external revenues	3,843	3,819	7,720	7,610
Intersegment revenues	5	5	11	10
Operating revenues and other income	3,848	3,824	7,731	7,620
EBITDA	1,549	1,473	3,119	2,889
Restructuring and other costs included in EBITDA	55	88	134	272
Adjusted EBITDA	1,604	1,561	3,253	3,161
Capital expenditures	591	613	1,106	1,276
Adjusted EBITDA less capital expenditures	1,013	948	2,147	1,885
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,255	3,234	6,519	6,465
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	538	555	1,112	1,088
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	2,221	2,237	4,477	4,464
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,755	1,758	3,512	3,525
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	466	479	965	939
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	1,572	1,552	3,154	3,089
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,500	1,476	3,007	2,940
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	72	76	147	149
TELUS health
Operating revenues
Operating revenues (arising from contracts with customers)	516	445	987	865
Other income	1	1		1
Total external revenues	517	446	988	866
Intersegment revenues	2	2	4	4
Operating revenues and other income	519	448	992	870
EBITDA	84	49	151	84
Restructuring and other costs included in EBITDA	7	21	16	45
Adjusted EBITDA	91	70	167	129
Capital expenditures	59	50	103	94
Adjusted EBITDA less capital expenditures	32	20	64	35
TELUS health | Service
Operating revenues
Operating revenues (arising from contracts with customers)	514	442	984	858
TELUS health | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2	3	3	7
TELUS Digital Experience
Operating revenues
Operating revenues (arising from contracts with customers)	722	666	1,431	1,348
Other income		43		82
Total external revenues	722	709	1,431	1,430
Intersegment revenues	244	227	497	430
Operating revenues and other income	966	936	1,928	1,860
EBITDA	61	166	181	363
Restructuring and other costs included in EBITDA	71	12	80	22
Adjusted EBITDA	132	178	261	385
Capital expenditures	43	40	84	66
Adjusted EBITDA less capital expenditures	89	138	177	319
TELUS Digital Experience | Service
Operating revenues
Operating revenues (arising from contracts with customers)	722	666	1,431	1,348
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	5,031	4,900	10,049	9,766
Other income	51	74	90	140
Total external revenues	5,082	4,974	10,139	9,906
Operating revenues and other income	5,082	4,974	10,139	9,906
EBITDA	1,679	1,676	3,423	3,314
Restructuring and other costs included in EBITDA	133	121	230	339
Adjusted EBITDA	1,812	1,797	3,653	3,653
Capital expenditures	678	691	1,265	1,416
Adjusted EBITDA less capital expenditures	1,134	1,106	2,388	2,237
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	4,491	4,342	8,934	8,671
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	540	558	1,115	1,095
Eliminations
Operating revenues
Intersegment revenues	(251)	(234)	(512)	(444)
Operating revenues and other income	(251)	(234)	(512)	(444)
EBITDA	(15)	(12)	(28)	(22)
Adjusted EBITDA	(15)	(12)	(28)	(22)
Capital expenditures	$ (15)	$ (12)	$ (28)	(20)
Adjusted EBITDA less capital expenditures				$ (2)